Document and Entity Information	6 Months Ended
Jul. 01, 2016
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jul. 01, 2016
Entity Registrant Name	DJO FINANCE LLC
Entity Central Index Key	0001395317
Entity Filer Category	Non-accelerated Filer